Income Taxes - Current and Deferred Tax (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Nov. 25, 2018	Aug. 26, 2018	May 27, 2018	Feb. 25, 2018	Nov. 26, 2017	Aug. 27, 2017	May 28, 2017	Feb. 26, 2017	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Income Tax Disclosure [Abstract]
U.S. Federal Current									$ 12,468	$ 7,936	$ 7,122
U.S. Federal Deferred									126,210	1,240	66,840
U.S. Federal Total									138,678	9,176	73,962
U.S. State Current									6,447	3,441	2,097
U.S. State Deferred									4,655	4,157	4,846
U.S. State Total									11,102	7,598	6,943
Foreign Current									61,605	53,334	40,754
Foreign Deferred									3,393	(5,883)	(5,608)
Foreign Total									64,998	47,451	35,146
Consolidated Current									80,520	64,711	49,973
Deferred income taxes									134,258	(486)	66,078
Income tax expense (benefit)	$ 38,145	$ 10,299	$ (1,320)	$ 167,654	$ 21,748	$ 27,631	$ (13,847)	$ 28,693	$ 214,778	$ 64,225	$ 116,051